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                         MERRILL LYNCH ADJUSTABLE RATE
                             SECURITIES FUND, INC.


                                                      October 2, 1995



VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attn:  Division of Investment Management

       Re:  Merrill Lynch Adjustable Rate
            Securities Fund, Inc.
            Post-Effective Amendment No. 6 to the
            Registration Statement on Form N-1A
            (Securities Act File No. 33-40332;
            Investment Company Act File No. 811-6304)
            -----------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Adjustable Rate Securities Fund, Inc. (the "Fund") hereby certifies that:

        (1) the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 27, 1995.

                                        Very truly yours,


                                        MERRILL LYNCH ADJUSTABLE RATE
                                          SECURITIES FUND, INC.


                                        By: /s/ Michael J. Hennewinkel
                                           ---------------------------
                                           Michael J. Hennewinkel
                                           Secretary